FEDERATED ARMS FUND
INSTITUTIONAL SHARES

INSTITUTIONAL SERVICE SHARES

SUPPLEMENT TO PROSPECTUSES DATED OCTOBER 31, 1998

On page 8 of the prospectuses, please delete the biography of Robert E. Cauley in its entirety.

     Todd A. Abraham and Kathleen M. Foody-Malus remain as portfolio managers of the Fund.

                                                                  April 30, 1999

[Graphic]
Federated Investors

Federated Securities Corp., Distributor

Federated Investors, Inc.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
www.federatedinvestors.com

Cusip   314082108
        314082207

G00624-05 (4/99)